Michael R. McAlevey Chief Corporate and Securities Counsel General Electric Company 3135 Easton Turnpike Fairfield, CT 06828 T 203 373 2967 F 203 373 3079 michael.mcalevey@ge.com

February 27, 2007

Division of Corporation Finance

United States Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Definitive Proxy Statement

Ladies and Gentlemen:

Transmitted herewith please find the definitive proxy statement of General Electric Company.

Please do not hesitate to contact me with any questions.

Sincerely,

/s/ Michael R. McAlevey